Changes in Capital Accounts, detail (Details) - $ / shares	1 Months Ended	12 Months Ended
	Feb. 09, 2018	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Outstanding, beginning balance	0	0
Granted	161,700	161,700
Vested		(53,899)
Forfeited or expired		0
Outstanding, ending balance		107,801
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Additional Disclosures [Abstract]
Weighted average grant date fair value, beginning balance	$ 0	$ 0
Granted, Weighted Average Grant Date Fair Value		2.35
Vested, Weighted Average Grant Date Fair Value		2.35
Weighted Average Grant Date Fair Value, ending balance		$ 2.35